Financial Instruments Financial Instruments - Financing Receivables, allowance for credit losses (Details) - USD ($) $ in Thousands	3 Months Ended			9 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2020	Jan. 01, 2020
Financing Receivable, Allowance for Credit Loss [Line Items]
Direct Financing Lease, Net Investment in Lease, Allowance for Credit Loss	$ 25,325	$ 11,520	$ 11,055	$ 25,325	$ 11,155
Total credit loss provision	83,513	62,017	62,180	83,513	53,300
Direct Financing Lease, Net Investment in Lease, Allowance for Credit Loss, Period Increase (Decrease)	13,805	465	(100)
Total credit loss expense (reversal)	21,496	(163)	8,880
Financial Guarantee [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Off-Balance Sheet, Credit Loss, Liability	1,566	1,851	2,139	1,566	2,139
Off-Balance Sheet, Credit Loss, Liability, Credit Loss Expense (Reversal)	(285)	(288)	0
Loans Receivable [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans to equity-accounted joint ventures	4,674	3,797	3,714	4,674	3,714
Financing Receivable, Allowance for Credit Loss, Period Increase (Decrease)	877	83	0
Loans and Finance Receivables [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Net Investment in Lease, Allowance for Credit Loss, Period Increase (Decrease)	7,100			15,700
Equity Method Investments [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Net Investment in Lease, Allowance for Credit Loss	51,948	44,849	45,272	51,948	$ 36,292
Direct Financing Lease, Net Investment in Lease, Allowance for Credit Loss, Period Increase (Decrease)	13,800			$ 14,200
Net Investment in Lease, Allowance for Credit Loss, Period Increase (Decrease)	$ 7,099	$ (423)	$ 8,980